Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

Note 6—Goodwill and Other Intangible Assets

Goodwill of $13.0 million was recorded in the allocation of the purchase price for the merger with First Bankshares. Core deposit intangibles of $3.7 million were recorded in the allocation of the consideration in the merger and the Paragon Transaction.

The following table presents goodwill and other intangible assets as of the dates stated:

	December 31, 2013	December 31, 2012
Amortizable core deposit intangibles:
Gross carrying value	$3,710	$3,710
Accumulated amortization	(1,075)	(710)
Net core deposit intangibles	2,635	3,000
Unamortizable goodwill	12,989	12,989
Total goodwill and other intangible assets, net	$15,624	$15,989

The following table presents the estimated future amortization expense for core deposit intangibles:

Year	Core Deposit Intangibles
2014	$365
2015	365
2016	365
2017	365
2018	365
Thereafter	810
Total	$2,635